Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Congress Large Cap Growth Fund (Prospectus Summary) | Congress Large Cap Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMLX
Congress Large Cap Growth Fund (Prospectus Summary) | Congress Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMLIX

Congress Large Cap Growth Fund (Prospectus Summary) | Congress Large Cap Growth Fund
Congress Large Cap Growth Fund
Investment Objective
The Congress Large Cap Growth Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Congress Large Cap Growth Fund	Class R Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Congress Large Cap Growth Fund		Class R Shares	Class I Shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.35%	0.89%
Total Annual Fund Operating Expenses		2.10%	1.39%
Fee Waiver and/or Expense Reimbursement		(1.10%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%	0.75%
[1]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with nvestment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.00% and 0.75% of the Fund's Class R shares' and Class I shares' average net assets, respectively (the "Expense Cap"). The Expense Cap will remain in effect until at least April 30, 2012. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Congress Large Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	102	552	1,028	2,344
Class I Shares	77	377	699	1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund considers a company to be a large-cap company if it has a market capitalization, at the time of purchase, of over  $5 billion. The Fund may also invest from time to time in equity securities of mid-capitalization companies (i.e., those with capitalizations between  $1 billion and  $5 billion). Equity securities in which the Fund may invest include common stock, preferred stock, and exchange-traded funds
("ETFs"). The Fund may also invest up to 10% of its total assets in equity securities of foreign issuers traded on foreign exchanges or in foreign currencies or through American Depositary Receipts ("ADRs") and similar investments, such as European Depositary Receipts (EDRs) and Global Depositary
Receipts (GDRs). The Advisor employs a "bottom-up" approach to stock selection, which means that the Advisor chooses the Fund's investments based on a company's future prospects and not on any significant economic or market cycle. The
Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies. The Advisor's fundamental approach emphasizes growth of earnings and free cash flow. The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

· Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in a Fund's portfolio may not increase their earnings at the rate anticipated;

· Growth Style Investment Risk - Growth stocks fall out of favor with investors;

· ETF Risk - To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such ETF's management fees and operational expenses.

· Foreign Investment Risk - Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

· General Market Risk - The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

· Management Risk - The Fund may not meet its investment objective based on the
  Advisor's success or failure to implement investment strategies for a Fund;

· Regulatory Risk - Changes in government regulations may adversely affect the value of a security.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how Class R shares of the Fund's total returns have varied since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Fund's performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at
www.congressasset.com/funds.

Congress Large Cap Growth Fund Calendar Year Total Return as of December 31 Class R

The year-to-date return for Class R shares of the Fund as of the most recent calendar quarter ended March 31, 2011 was 7.38%.

               Highest Quarterly Return: 4Q, 2010 12.45%

               Lowest Quarterly Return:  2Q, 2010 -12.14%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Congress Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Class R Shares Return Before Taxes	10.18%	24.75%	Mar 31, 2009
Class R Shares After Taxes on Distributions	Class R Shares Return After Taxes on Distributions	10.10%	24.68%	Mar 31, 2009
Class R Shares After Taxes on Distributions and Sales	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	6.72%	21.29%	Mar 31, 2009
Class I Shares	Class I Shares Return Before Taxes	10.38%	24.88%	Mar 31, 2009
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	32.37%	Mar 31, 2009
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	33.98%	Mar 31, 2009

Class I shares commenced operations on April 30, 2010. Performance shown prior to the inception of Class I shares reflects the performance of the Fund's
Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Congress Large Cap Growth Fund (Prospectus Summary) | Congress Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Congress Large Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Congress Large Cap Growth Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund attempts to achieve its investment objective by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund considers a company to be a large-cap company if it has a market capitalization, at the time of purchase, of over  $5 billion. The Fund may also invest from time to time in equity securities of mid-capitalization companies (i.e., those with capitalizations between  $1 billion and  $5 billion). Equity securities in which the Fund may invest include common stock, preferred stock, and exchange-traded funds
("ETFs"). The Fund may also invest up to 10% of its total assets in equity securities of foreign issuers traded on foreign exchanges or in foreign currencies or through American Depositary Receipts ("ADRs") and similar investments, such as European Depositary Receipts (EDRs) and Global Depositary
Receipts (GDRs). The Advisor employs a "bottom-up" approach to stock selection, which means that the Advisor chooses the Fund's investments based on a company's future prospects and not on any significant economic or market cycle. The
Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies. The Advisor's fundamental approach emphasizes growth of earnings and free cash flow. The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

· Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in a Fund's portfolio may not increase their earnings at the rate anticipated;

· Growth Style Investment Risk - Growth stocks fall out of favor with investors;

· ETF Risk - To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such ETF's management fees and operational expenses.

· Foreign Investment Risk - Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

· General Market Risk - The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

· Management Risk - The Fund may not meet its investment objective based on the
  Advisor's success or failure to implement investment strategies for a Fund;

· Regulatory Risk - Changes in government regulations may adversely affect the value of a security.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how Class R shares of the Fund's total returns have varied since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Fund's performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at
www.congressasset.com/funds.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how Class R shares of the Fund's total returns have varied since inception.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.congressasset.com/funds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Congress Large Cap Growth Fund Calendar Year Total Return as of December 31 Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date return for Class R shares of the Fund as of the most recent calendar quarter ended March 31, 2011 was 7.38%.

               Highest Quarterly Return: 4Q, 2010 12.45%

               Lowest Quarterly Return:  2Q, 2010 -12.14%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Class I shares commenced operations on April 30, 2010. Performance shown prior to the inception of Class I shares reflects the performance of the Fund's
Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Congress Large Cap Growth Fund (Prospectus Summary) | Congress Large Cap Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.14%)
Congress Large Cap Growth Fund (Prospectus Summary) | Congress Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Congress Large Cap Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Congress Large Cap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Congress Large Cap Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,344
Annual Return 2010	rr_AnnualReturn2010	10.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Congress Large Cap Growth Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Congress Large Cap Growth Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Congress Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009

[1]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with nvestment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.00% and 0.75% of the Fund's Class R shares' and Class I shares' average net assets, respectively (the "Expense Cap"). The Expense Cap will remain in effect until at least April 30, 2012. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.